Risk Management and Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk Management and Derivative Instruments

Note 5. Risk Management and Derivative Instruments

Derivative instruments are utilized to manage exposure to commodity price and interest rate fluctuations and achieve a more predictable cash flow in connection with natural gas and oil sales from production and borrowing related activities. These instruments limit exposure to declines in prices or increases in interest rates, but also limit the benefits that would be realized if prices increase or interest rates decrease.

Certain inherent business risks are associated with commodity and interest derivative contracts, including market risk and credit risk. Market risk is the risk that the price of natural gas or oil will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the counterparty to a contract. It is our policy to enter into derivative contracts, including interest rate swaps, only with creditworthy counterparties, which generally are financial institutions, deemed by management as competent and competitive market makers. Some of the lenders, or certain of their affiliates, under our credit agreements are counterparties to our derivative contracts. While collateral is generally not required to be posted by counterparties, credit risk associated with derivative instruments is minimized by limiting exposure to any single counterparty and entering into derivative instruments only with creditworthy counterparties that are generally large financial institutions. Additionally, master netting agreements are used to mitigate risk of loss due to default with counterparties on derivative instruments. We have also entered into the International Swaps and Derivatives Association Master Agreements (“ISDA Agreements”) with each of our counterparties. The terms of the ISDA Agreements provide us and each of our counterparties with rights of set-off upon the occurrence of defined acts of default by either us or our counterparty to a derivative, whereby the party not in default may set-off all liabilities owed to the defaulting party against all net derivative asset receivables from the defaulting party. At September 30, 2014, after taking into effect netting arrangements, MEMP did not have any counterparty exposure related to its derivative instruments. Had certain counterparties failed completely to perform according to the terms of their existing contracts, MEMP would have the right to offset $37.5 million against amounts outstanding under its revolving credit facility at September 30, 2014. At September 30, 2014, after taking into effect netting arrangements, we did not have any counterparty exposure related to our derivative instruments. Had certain counterparties failed completely to perform according to the terms of their existing contracts, we would have the right to offset $29.0 million against amounts outstanding under our revolving credit facility at September 30, 2014. See Note 8 for additional information regarding our revolving credit facilities.

Commodity Derivatives

We may use a combination of commodity derivatives (e.g., floating-for-fixed swaps, put options, costless collars, call spreads and basis swaps) to manage exposure to commodity price volatility. We recognize all derivative instruments at fair value; however, certain of our put option derivative instruments have a deferred premium, which reduces the asset. For the deferred premium puts, the Company agrees to pay a premium to the counterparty at the time of settlement. At settlement, if the applicable index price is below the strike price of the put, the Company receives the difference between the strike price and the applicable index price multiplied by the contract volumes less the premium. If the applicable index price settles at or above the strike price of the put, the Company pays only the premium at settlement.

We enter into natural gas derivative contracts that are indexed to NYMEX-Henry Hub and regional indices such as NGPL TXOK, TETCO STX, TGT Z1, and Houston Ship Channel in proximity to our areas of production. We also enter into oil derivative contracts indexed to a variety of locations such as Inter-Continental Exchange (“ICE”) Brent, California Midway-Sunset and other regional locations. Our NGL derivative contracts are indexed to OPIS Mont Belvieu. At September 30, 2014, the MRD Segment had the following open commodity positions:

	Remaining 2014	2015	2016	2017	2018
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	4,540,000	2,250,000	1,670,000	1,270,000	1,500,000
Weighted-average fixed price	$4.18	$4.08	$4.18	$4.30	$4.30

Collar contracts:
Average Monthly Volume (MMBtu)	730,000	1,580,000	1,100,000	1,050,000	—
Weighted-average floor price	$4.11	$4.14	$4.00	$4.00	$—
Weighted-average ceiling price	$5.15	$4.61	$4.71	$5.06	$—

TGT Z1 basis swaps:
Average Monthly Volume (MMBtu)	2,270,000	1,730,000	220,000	200,000	—
Spread	$(0.08)	$(0.09)	$(0.08)	$(0.08)	$—

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	56,000	33,500	—	9,500	7,625
Weighted-average fixed price	$94.43	$93.86	$—	$87.62	$87.00

Collar contracts:
Average Monthly Volume (Bbls)	12,000	2,000	27,000	—	—
Weighted-average floor price	$86.67	$85.00	$80.00	$—	$—
Weighted-average ceiling price	$112.33	$101.35	$99.70	$—	$—

Put option contracts:
Average Monthly Volume (Bbls)	—	26,000	—	—	—
Weighted-average fixed price	$—	$85.00	$—	$—	$—
Weighted-average deferred premium	$—	$(3.80)	$—	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	184,000	151,000	148,500	—	—
Weighted-average fixed price	$44.84	$41.61	$39.75	$—	$—

At September 30, 2014, the MEMP Segment had the following open commodity positions:

	Remaining 2014	2015	2016	2017	2018	2019
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	2,580,200	2,605,278	2,692,442	2,450,067	2,160,000	1,914,583
Weighted-average fixed price	$4.34	$4.28	$4.40	$4.31	$4.51	$4.75

Collar contracts:
Average Monthly Volume (MMBtu)	340,000	350,000	—	—	—	—
Weighted-average floor price	$5.00	$4.62	$—	$—	$—	$—
Weighted-average ceiling price	$6.31	$5.80	$—	$—	$—	$—

Call spreads (1):
Average Monthly Volume (MMBtu)	120,000	80,000	—	—	—	—
Weighted-average sold strike price	$5.17	$5.25	$—	$—	$—	$—
Weighted-average bought strike price	$6.53	$6.75	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (MMBtu)	2,830,000	2,940,000	1,635,000	300,000	—	—
Spread	$(0.09)	$(0.12)	$(0.06)	$(0.05)	$—	$—

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	283,452	314,281	332,813	326,600	312,000	160,000
Weighted-average fixed price	$95.83	$90.96	$85.83	$84.38	$83.74	$85.52

Collar contracts:
Average Monthly Volume (Bbls)	23,000	5,000	—	—	—	—
Weighted-average floor price	$82.83	$80.00	$—	$—	$—	$—
Weighted-average ceiling price	$105.31	$94.00	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (Bbls)	134,000	97,500	—	—	—	—
Spread	$(4.32)	$(7.07)	$—	$—	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	167,500	149,200	55,000	—	—	—
Weighted-average fixed price	$43.13	$43.02	$39.28	$—	$—	$—

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

The MEMP Segment basis swaps included in the table above is presented on a disaggregated basis below:

	Remaining 2014	2015	2016	2017
Natural Gas Derivative Contracts:
NGPL TexOk basis swaps:
Average Monthly Volume (MMBtu)	2,260,000	2,280,000	1,500,000	300,000
Spread	$(0.09)	$(0.11)	$(0.07)	$(0.05)

NGPL STX basis swaps:
Average Monthly Volume (MMBtu)	380,000	—	—	—
Spread	$(0.11)	$—	$—	$—

HSC basis swaps:
Average Monthly Volume (MMBtu)	190,000	150,000	135,000	—
Spread	$(0.07)	$(0.08)	$0.07	$—

CIG basis swaps:
Average Monthly Volume (MMBtu)	—	210,000	—	—
Spread	$—	$(0.25)	$—	$—

TETCO STX basis swaps:
Average Monthly Volume (MMBtu)	—	300,000	—	—
Spread	$—	$(0.09)	$—	$—

Crude Oil Derivative Contracts:
Midway-Sunset basis swaps:
Average Monthly Volume (Bbls)	60,000	57,500	—	—
Spread—Brent	$(9.25)	$(9.73)	$—	$—

Midland basis swaps:
Average Monthly Volume (Bbls)	40,000	40,000	—	—
Spread—WTI	$(3.68)	$(3.25)	$—	$—

LLS Crude basis swaps:
Average Monthly Volume (Bbls)	34,000	—	—	—
Spread—WTI	$3.61	$—	$—	$—

Interest Rate Swaps

Periodically, we enter into interest rate swaps to mitigate exposure to market rate fluctuations by converting variable interest rates such as those in our credit agreement to fixed interest rates. From time to time we enter into offsetting positions to avoid being economically over-hedged. At September 30, 2014, we had the following interest rate swap open positions:

Credit Facility	Remaining 2014	2015	2016
MEMP:
Average Monthly Notional (in thousands)	$248,333	$280,833	$150,000
Weighted-average fixed rate	1.299%	1.416%	1.193%
Floating rate	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR

On July 1, 2014, we elected to terminate the interest rate swaps associated with the MRD credit facility and in the aggregate paid our counterparties approximately $0.7 million. WildHorse Resources novated the interest rate swaps to MRD in connection with the closing of our initial public offering.

Balance Sheet Presentation

The following table summarizes both: (i) the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the balance sheet and (ii) the net recorded fair value as reflected on the balance sheet at September 30, 2014 and December 31, 2013. There was no cash collateral received or pledged associated with our derivative instruments since most of the counterparties, or certain of their affiliates, to our derivative contracts are lenders under our collective credit agreements.

		Asset Derivatives		Liability Derivatives
		September 30,	December 31,	September 30,	December 31,
Type	Balance Sheet Location	2014	2013	2014	2013
		(In thousands)
Commodity contracts	Short-term derivative instruments	$48,405	$21,759	$12,458	$19,739
Interest rate swaps	Short-term derivative instruments	—	845	3,635	3,287

Gross fair value		48,405	22,604	16,093	23,026
Netting arrangements	Short-term derivative instruments	(10,984)	(13,315)	(10,984)	(13,315)

Net recorded fair value	Short-term derivative instruments	$37,421	$9,289	$5,109	$9,711

Commodity contracts	Long-term derivative instruments	$81,306	$83,295	$62,084	$38,495
Interest rate swaps	Long-term derivative instruments	95	39	77	2,303

Gross fair value		81,401	83,334	62,161	40,798
Netting arrangements	Long-term derivative instruments	(46,886)	(34,718)	(46,886)	(34,718)

Net recorded fair value	Long-term derivative instruments	$34,515	$48,616	$15,275	$6,080

(Gains) Losses on Derivatives

All gains and losses, including changes in the derivative instruments’ fair values, have been recorded in the accompanying statements of operations since derivative instruments are not designated as hedging instruments for accounting and financial reporting purposes. The following table details the gains and losses related to derivative instruments for the nine months ended September 30, 2014 and 2013 (in thousands):

	Statements of Operations Location	For the Nine Months Ended September 30,
		2014	2013
Commodity derivative contracts	(Gain) loss on commodity derivatives	$11,580	$(29,556)
Interest rate derivatives	Interest expense, net	1,157	69

Note 5. Risk Management and Derivative Instruments

Derivative instruments are utilized to manage exposure to commodity price and interest rate fluctuations and achieve a more predictable cash flow in connection with natural gas and oil sales from production and borrowing related activities. These transactions limit exposure to declines in prices or increases in interest rates, but also limit the benefits that would be realized if prices increase or interest rates decrease.

Certain inherent business risks are associated with commodity and interest derivative contracts, including market risk and credit risk. Market risk is the risk that the price of natural gas or oil will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the counterparty to a contract. It is our policy to enter into derivative contracts, including interest rate swaps, only with counterparties that are creditworthy financial institutions deemed by management as competent and competitive market makers. Each of the counterparties to our derivative contracts is a lender in our credit agreements. While collateral is generally not required to be posted by counterparties, credit risk associated with derivative instruments is minimized by limiting exposure to any single counterparty and entering into derivative instruments only with counterparties that are large financial institutions, which management believes present minimal credit risk. Additionally, master netting agreements are used to mitigate risk of loss due to default with counterparties on derivative instruments. We have also entered into the International Swaps and Derivatives Association Master Agreements (“ISDA Agreements”) with each of our counterparties. The terms of the ISDA Agreements provide us and each of our counterparties with rights of set-off upon the occurrence of defined acts of default by either us or our counterparty to a derivative, whereby the party not in default may set-off all liabilities owed to the defaulting party against all net derivative asset receivables from the defaulting party. See Note 8 for additional information in regards to our revolving credit facilities.

Commodity Derivatives

A combination of commodity derivatives (e.g., floating-for-fixed swaps, collars, call spreads and basis swaps) is used to manage exposure to commodity price volatility. Generally, natural gas derivative contracts are entered into and indexed to NYMEX Henry Hub and regional indices that are in proximity to our areas of production. Generally, oil derivative contracts are entered into and indexed to NYMEX WTI, Inter-Continental Exchange (“ICE”) Brent and California Midway-Sunset. Our NGL derivative contracts are indexed to OPIS Mont Belvieu. At December 31, 2013, the MRD Segment had the following open commodity positions:

	2014	2015	2016	2017
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	1,190,000	880,000	670,000	520,000
Weighted-average fixed price	$4.10	$4.19	$4.32	$4.45

Collar contracts:
Average Monthly Volume (MMBtu)	330,000	130,000	—	—
Weighted-average floor price	$4.09	$4.00	$—	$—
Weighted-average ceiling price	$5.24	$4.64	$—	$—

Basis swaps:
Average Monthly Volume (MMBtu)	270,000	180,000	220,000	200,000
Spread	$(0.07)	$(0.09)	$(0.08)	$(0.08)

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	18,000	6,000	—	—
Weighted-average fixed price	$91.66	$88.50	$—	$—

Collar contracts:
Average Monthly Volume (Bbls)	8,000	2,000	—	—
Weighted-average floor price	$85.00	$85.00	$—	$—
Weighted-average ceiling price	$117.50	$101.35	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	18,000	—	—	—
Weighted-average fixed price	$64.27	—	—	—

At December 31, 2013, the MEMP Segment had the following open commodity positions:

	2014	2015	2016	2017	2018	2019
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	2,575,458	2,145,278	2,342,442	2,230,067	2,060,000	1,814,583
Weighted-average fixed price	$4.34	$4.30	$4.42	$4.31	$4.52	$4.77

Collar contracts:
Average Monthly Volume (MMBtu)	340,000	350,000	—	—	—	—
Weighted-average floor price	$4.93	$4.62	$—	$—	$—	$—
Weighted-average ceiling price	$6.12	$5.80	$—	$—	$—	$—

Call spreads(1):
Average Monthly Volume (MMBtu)	120,000	80,000	—	—	—	—
Weighted-average sold strike price	$5.08	$5.25	$—	$—	$—	$—
Weighted-average bought strike price	$6.31	$6.75	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (MMBtu)	2,822,083	—	—	—	—	—
Spread	$(0.09)	$—	$—	$—	$—	$—

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	136,444	148,281	142,313	130,600	122,000	40,000
Weighted-average fixed price	$95.82	$93.07	$86.85	$85.96	$85.62	$85.00

Collar contracts:
Average Monthly Volume (Bbls)	23,000	5,000	—	—	—	—
Weighted-average floor price	$82.83	$80.00	$—	$—	$—	$—
Weighted-average ceiling price	$105.31	$94.00	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (Bbls)	57,292	57,500	—	—	—	—
Spread	$(9.21)	$(9.73)	$—	$—	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	118,500	112,800	—	—	—	—
Weighted-average fixed price	$36.23	$35.04	$—	$—	$—	$—

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

Interest Rate Swaps

Periodically, we enter into interest rate swaps to mitigate exposure to market rate fluctuations by converting variable interest rates such as those in our credit agreement to fixed interest rates. Conditions sometimes arise where actual borrowings are less than notional amounts hedged which has and could result in over-hedged amounts from an economic perspective. From time to time we enter into offsetting positions to avoid being economically over-hedged. At December 31, 2013, we had the following interest rate swap open positions:

Credit Facility (see Note 8)	2014	2015	2016
MEMP Segment:
Average Monthly Notional (in thousands)	$173,958	$280,833	$150,000
Weighted-average fixed rate	1.306%	1.416%	1.193%
Floating rate	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR

MRD Segment:
Average Monthly Notional (in thousands)	$118,750	$100,000	$—
Weighted-average fixed rate	0.773%	0.758%	—
Floating rate	1 Month LIBOR	1 Month LIBOR	—

Balance Sheet Presentation

The following table summarizes the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation on the balance sheet and the net recorded fair value as reflected on the balance sheet at December 31:

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	2013	2012	2013	2012
		(in thousands)
Commodity contracts	Short-term derivative instruments	$21,759	$48,901	$19,739	$8,072
Interest rate swaps	Short-term derivative instruments	845	—	3,287	3,575

Gross fair value		22,604	48,901	23,026	11,647
Netting arrangements	Short-term derivative instruments	(13,315)	(6,980)	(13,315)	(6,980)

Net recorded fair value	Short-term derivative instruments	$9,289	$41,921	$9,711	$4,667

Commodity contracts	Long-term derivative instruments	$83,295	$46,685	$38,495	$37,866
Interest rate swaps	Long-term derivative instruments	39	—	2,303	3,263

Gross fair value		83,334	46,685	40,798	41,129
Netting arrangements	Long-term derivative instruments	(34,718)	(29,506)	(34,718)	(29,506)

Net recorded fair value	Long-term derivative instruments	$48,616	$17,179	$6,080	$11,623

Gains & Losses on Derivatives

We do not designate derivative instruments as hedging instruments for financial reporting purposes and neither did our predecessor. Accordingly, all gains and losses, including unrealized gains and losses from changes in the derivative instruments’ fair values, have been recorded in the accompanying statements of operations. The following table details the gains and losses related to derivative instruments for the years ending December 31, 2013 and 2012:

		Years Ended December 31,
Derivative Instruments	Statements of Operations Location	2013	2012
		(in thousands)
Commodity derivative contracts	(Gain) loss on commodity derivative instruments	$(29,294)	$(34,905)
Interest rate swaps	Interest expense, net	(239)	5,582